CENTURY II FREEDOM ANNUITY UPDATING SUMMARY PROSPECTUS
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT OF
KANSAS CITY LIFE INSURANCE COMPANY
Street Address:	Send correspondence to:
3520 Broadway	Variable Administration
Kansas City, Missouri 64111-2565	P.O. Box 219364
Telephone (816) 753-7000	Kansas City, Missouri 64121-9364
Telephone (800) 616-3670

The Statutory Prospectus for the Century II Freedom Variable Annuity Contract (the “Contract”) contains more information about the Contract, including its features, benefits, and risks.  You can find the current prospectus and other information about the Contract online at vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=kcl&fid=NRVA04726.  You can also obtain this information at no cost by sending an email request to statecompliance@kclife.com or by contacting Us at:
Variable Administration
P.O. Box 219364
Kansas City, Missouri 64121-9364
Telephone (800) 616-3670
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.
The date of this prospectus is May 1, 2022

UPDATING SUMMARY PROSPECTUS CONTENTS
GLOSSARY	1
UPDATED INFORMATION ABOUT YOUR CONTRACT	3
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT	4
APPENDIX A - PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT	7

GLOSSARY
Many terms used within this Prospectus are described within the text where they appear.  The descriptions of those terms are not repeated in this section.

Annuitant	The person on whose life the Contract’s annuity benefit is based.

Beneficiary	The person you designate to receive any Proceeds payable under the Contract at your death or the death of the Annuitant.

Contract Anniversary	The same day and month as the Contract Date each year that the Contract remains in force.

Cash Surrender Value	The Contract Value less any applicable surrender charge, loan balance and premium taxes payable.

Contract Date	The date from which Contract months, Contract Years, and Contract Anniversaries are measured.

Contract Value	The sum of the Variable Account Value and the Fixed Account Value.

Contract Year	Any period of twelve months starting with the Contract Date or any Contract Anniversary.

Fixed Account	An account that is one option we offer for allocation of your premium. It is part of our general account and is not part of, or dependent on, the investment performance of the Variable Account.

Fixed Account Value	Measure of value accumulating in the Fixed Account.

Guaranteed Minimum Death Benefit Option
This Contract provides for a Base Guaranteed Minimum Death Benefit.  In addition, there are two enhanced death benefit options available under the Contract.  The two options provide different levels of death benefit guarantees.  The two options have different issue requirements and expense charges associated with them.  These Guaranteed Minimum Death Benefit Options are available only in the states where we have received regulatory approval.

Home Office
When the term "Home Office" is used in this Prospectus in connection with transactions under the Contract, it means our Variable Administration office.  Transaction requests and other types of Written Notices should be sent to P.O. Box 219364, Kansas City, Missouri 64121-9364.  The telephone number at our Variable Administration office is 800-616-3670.

Issue Age	The Annuitant's age on his/her last birthday as of or on the Contract Date.

Life Payment Option	A payment option based upon the life of the Annuitant.

Maturity Date
The date when the Contract terminates and we either pay the Proceeds under a payment option or pay you the Cash Surrender Value in a lump sum.  The latest Maturity Date is the later of the Contract Anniversary following the Annuitant's 85th birthday and the tenth Contract Anniversary.  (Certain states and Qualified Contracts may place additional restrictions on the maximum Maturity Date.)

Monthly Anniversary Day	The same day of each month as the Contract Date, or the last day of the month for those months not having such a day.

Non-Life Payment Option	A payment option that is not based upon the life of the Annuitant.

Non-Qualified Contract	A Contract that is not a "Qualified Contract."

Owner	The person entitled to exercise all rights and privileges provided in the Contract. The terms "you" and "your" refer to the Owner.

Proceeds	The total amount we are obligated to pay under the terms of the Contract.

Qualified Contract	A Contract issued in connection with plans that qualify for special federal income tax treatment under sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

Redetermination Dates
The first Contract Anniversary and each subsequent Contract Anniversary, upon which the guaranteed interest rate for the Fixed Account will be redetermined.  Redetermination Dates only apply to Contracts issued on or after May 31, 2011, if approved in your state.

Subaccount	The divisions of the Variable Account. The assets of each Subaccount are invested in a Portfolio of a designated Fund.

Valuation Day
Each day the New York Stock Exchange is open for business.  Currently, the New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The New York Stock Exchange and Kansas City Life recognize holidays that fall on a Saturday on the previous Friday.  Kansas City Life will recognize holidays that fall on a Sunday on the following Monday.

Valuation Period
The interval of time beginning at the close of normal trading on the New York Stock Exchange on one Valuation Day and ending at the close of normal trading on the New York Stock Exchange on the next Valuation Day.  Currently, the close of normal trading is 3:00 p.m. Central Time.  The term "Valuation Period" is used in this Prospectus to specify, among other things, when a transaction order or request is deemed to be received by us at our Variable Administration office.

Variable Account Value	The Variable Account Value is equal to the sum of all Subaccount values of a Contract.

Written Notice/Written Request
A Written Notice or Written Request in a form satisfactory to us that is signed by the Owner and received at the Home Office.  Under certain circumstances as described in this Prospectus, Written Notice/Written Request may be satisfied by telephone, facsimile, electronic mail and Internet.

UPDTATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since your Prospectus dated May 1, 2021.  This may not reflect all of the changes that have occurred since you entered into your Contract.
New Summary Prospectus
The look and feel of your annual prospectus has changed.  New regulations adopted by the SEC now allow Kansas City Life to provide you with this summary of the key facts about your Contract.  More detailed information about the Contract is available online at vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=kcl&fid=NRVA04726.
Fund Name Change
Columbia Variable Portfolio – Mid Cap Growth Fund was renamed Columbia Variable Portfolio – Select Mid Cap Growth Fund.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
FEES AND EXPENSES
CHARGES FOR EARLY WITHDRAWALS
If you surrender or partially surrender (withdraw money from) your Contract, we may deduct a surrender charge when a premium is withdrawn or applied to certain annuity options during the first eight years following the payment of that premium. The surrender charge is calculated as a percentage of your premium payment being withdrawn or annuitized during the applicable Premium Year.  The amount of the surrender charge decreases over time, measured from the date the premium payment is credited to the Contract.

The maximum surrender charge is 8% of each premium payment withdrawn or Annuitized under a Non-Life Payment Option.

For example, if you purchased a Contract and were to partially surrender (withdraw) the initial premium of $100,000 during the first year since payment of the premium, you would be assessed a maximum charge of $8,000 on the amount surrendered.

Reference Prospectus Surrender Charge.

TRANSACTION CHARGES	In addition to surrender charges, you may be charged for other transactions (such as when you complete more than six transfers during a Contract Year). Reference Prospectus Transfer Processing Fee.
ONGOING FEES AND EXPENSES (ANNUAL CHARGES)
Minimum and Maximum Annual Fee Table
The table below describes the fees and expenses that you may pay each year, depending on the options you choose.  Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.40%[1]	1.40%[1]
	Investment options (Portfolio Company fees and expenses)	0.26%[2]	1.20%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected):	0.20%[3]	0.95%[3]
Lowest and Highest Annual Cost Table
Because your Contract is customizable, the choices you make affect how much you will pay.  To help you understand the cost of owning you Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.  This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,959	Highest Annual Cost: $4,304
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Contract Classes and Portfolio Company fees and expenses
• No optional benefits
• No sales charges
• No additional purchase payments, transfers, or withdrawals

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of Contract Classes, optional benefits, and Portfolio Company fees and expenses
• No sales charges
• No additional purchase payments, transfers, or withdrawals

Reference Prospectus Fee Table.
_____________________________
1 As a percentage of average annual Variable Account Value during the accumulation period.
2 As a percentage of Portfolio assets.
3 As a percentage of the Guaranteed Withdrawal Balance.

RISKS
RISK OF LOSS	You can lose money by investing in this Contract, including loss of principal. Reference Prospectus Principal Risks of Investing in the Contract.
NOT A SHORT-TERM INVESTMENT
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Surrender charges apply for up to eight Contract years and will reduce the value of your Contract if surrenders are made during that time.

The tax deferral benefit is more beneficial to investors with a long-time horizon.

Reference Prospectus Principal Risks of Investing in the Contract.

RISKS ASSOCIATED WITH INVESTMENT OPTIONS
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of each Subaccounts.  The Subaccounts and the Fixed Account each have their own unique risks.  You should review all of the investment options before making an investment decision.

Reference Prospectus Principal Risks of Investing in the Contract.

INSURANCE COMPANY RISKS
Any obligations, guarantees, and benefits of the Contract, including the Fixed Account investment option, are subject to the claims-paying ability of Kansas City Life.  If Kansas City Life experiences financial distress, it may not be able to meet its obligations to you.  More information about the financial condition of Kansas City Life, including its financial strength rating, is available upon request by contacting the Home Office.

Reference Prospectus Financial Condition of Kansas City Life.

RESTRICTIONS ON DISTRIBUTIONS FROM CONTRACTS THAT FUND 403(B) RETIREMENT PLANS
The Internal Revenue Code restricts distributions from certain 403(b) annuity contracts, permitting such distributions only on the death of the employee, attainment of age 59 ½, severance from employment disability or financial hardship. If the Contract is a section 403(b) TSA Qualified Contract, you may have the option of taking a Contract loan after the first Contract Year. Such loan, whether or not repaid, will have a permanent effect on the death benefits and the Contract Values.

Reference Prospectus Contract Loans.

RESTRICTIONS
INVESTMENTS
The first six transfers during each Contract Year are free.  We will assess a transfer processing fee of $25 for each additional transfer during such Contract Year.  If a pattern of excessive transfers occurs, we may suspend the transfer privilege or will apply limitations or modifications to transfers to or from one or more of the Subaccounts.

We reserve the right to remove or substitute Portfolio Companies as investment options. Please review the appendix for fund specific restrictions.

Reference Prospectus Transfer Processing Fee, The Funds, and Frequent Transfers Among Subaccounts.

OPTIONAL BENEFITS
The Contract offers a number of optional benefits. Each optional benefit is subject to an additional charge. Optional benefits may not be available for all Issue Ages and cannot be added after issue. Some optional benefits limit or restrict the Portfolio Companies in which you may invest under the Contract. We may change these restrictions in the future.  If you take withdrawals from your Contract Value, the amounts payable under the optional benefits may be reduced by more than the amount of the withdrawal. We may stop offering an optional benefit at any time.

Reference Prospectus Optional Rider.

TAXES
TAX IMPLICATIONS
Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.  The tax advantages provided by a variable annuity are already available with tax-qualified plans, including IRAs and Roth IRAs.  You should purchase the Contract within a tax-qualified plan only for reasons other than tax deferral.  We encourage you to consult your own tax adviser before making a purchase of the Contract.

Reference Prospectus Federal Tax Status.

CONFLICTS OF INTEREST
INVESTMENT PROFESSIONAL COMPENSATION
Commissions are paid to broker-dealers for the sale of Contracts.  In addition, we may pay an asset-based commission or other amounts in certain circumstances.  All or some of the payments received from Funds under distribution plans pursuant to Rule 12b-1 may be passed on to selling firms.  This conflict of interest may influence your investment professional to recommend this Contract over another investment.

Reference Prospectus Sale of the Contracts.

EXCHANGES
Some broker-dealers may have a financial incentive to offer a new contract in place of your existing insurance.  You should replace (exchange) your existing insurance only when you determine that the contract is better for you.

Reference Prospectus Replacement of Contracts.

APPENDIX A - PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolio Companies available under the Contract.  Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.  More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at pex.broadridge.com/funds.asp?cid=kclife.  You can also request this information at no cost by calling us at (800)-616-3670 or by sending an email request to statecompliance@kclife.com.
The current expenses and performance information below reflects the fees and expenses of the Portfolio Companies but do not reflect the other fees and charges that the Contract may charge. Expenses would be higher and performance would be lower if these other charges were included.  Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2021)
			1 year	5 year	10 year
Capital growth	AIM Variable Insurance Funds Invesco V.I. American Franchise Fund – Series I Shares (Manager: Invesco Advisers, Inc. ("Invesco")).	0.86%	11.92%	21.74%	17.37%
Long-term growth of capital	AIM Variable Insurance Funds Invesco V.I. Core Equity Fund – Series I Shares (Manager: Invesco Advisers, Inc. ("Invesco")).	0.80%	27.74%	13.97%	12.27%
Long-term growth of capital	AIM Variable Insurance Funds Invesco V.I. Technology Fund – Series I Shares (Manager: Invesco Advisers, Inc. ("Invesco")).	0.98%	14.41%	25.03%	17.48%
Capital growth	American Century Variable Portfolios, Inc. VP Capital Appreciation Fund – Class I (Manager: American Century Investment Management, Inc.).	0.91%[4]	11.16%	19.89%	15.64%
Capital growth by investing in common stocks (Income is a secondary objective)	American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund – Class I (Manager: American Century Investment Management, Inc.).	0.70%	23.65%	13.96%	13.69%
Capital growth	American Century Variable Portfolios, Inc. VP International Fund – Class I (Manager: American Century Investment Management, Inc.).	0.99%[4]	8.75%	14.35%	10.06%
Long-term capital growth (Income is a secondary objective)	American Century Variable Portfolios, Inc. VP Mid Cap Value Fund – Class I (Manager: American Century Investment Management, Inc.).	0.75%[4]	23.20%	9.41%	12.82%
Long-term capital growth	American Century Variable Portfolios, Inc. VP Ultra® Fund – Class I (Manager: American Century Investment Management, Inc.).	0.79%[4]	23.16%	27.02%	20.21%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2021)
			1 year	5 year	10 year
Long-term capital growth (Income is a secondary objective)	American Century Variable Portfolios, Inc. VP Value Fund – Class I (Manager: American Century Investment Management, Inc.).	0.73%[4]	24.51%	9.55%	12.03%
Long-term total return using a strategy that seeks to protect against U.S. inflation	American Century Variable Portfolios II, Inc. VP Inflation Protection Fund – Class II (Manager: American Century Investment Management, Inc.).	0.71%	6.27%	5.01%	2.82%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term	American Funds Insurance Series® Asset Allocation Fund – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.55%	15.10%	11.71%	11.33%
Provide a level of current income that exceeds the average yield on U.S. stocks generally and provide a growing stream of income over the years. Providing growth of capital is a secondary objective	American Funds Insurance Series® Capital Income Builder® – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.52%[4]	14.94%	8.26%	-
Provide, over the long term, a high level of total return consistent with prudent investment management	American Funds Insurance Series® Capital World Bond Fund® – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.75%	-4.92%	3.49%	2.07%
Long-term growth of capital	American Funds Insurance Series® Global Growth Fund – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.67%[4]	16.42%	19.70%	15.66%
Achieve long-term growth of capital and income	American Funds Insurance Series® Growth-Income Fund – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.54%	24.10%	16.39%	15.42%
Long-term capital appreciation	American Funds Insurance Series® New World Fund® – Class 2 Shares (Manager: Capital Research and Management CompanySM) ).	0.82%[4]	4.92%	13.25%	8.67%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Asset Allocation Fund – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.90%[4]	12.50%	8.94%	-

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2021)
			1 year	5 year	10 year
Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Washington Mutual Investors FundSM – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.89%[4]	17.11%	7.01%	-
Growth of capital while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth Fund – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.94%[4]	12.89%	17.90%	-
Achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth-Income Fund – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.88%[4]	15.05%	12.08%	-
Provide long-term growth of capital while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk International Fund – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	1.10%[4]	-4.13%	5.95%	-
The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	BNY Mellon Variable Investment Fund Appreciation Portfolio – Initial Shares (Manager: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Fayez Sarofim & Co.).	0.80%	27.13%	20.48%	14.47%
The fund seeks capital growth.	BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio – Initial Shares (Manager: BNY Mellon Investment Adviser, Inc.).; Sub-Investment Advisor: Newton Investment Management North America, LLC	0.82%	16.46%	11.40%	13.58%
The fund seeks to match the total return of the S&P 500® Index.	BNY Mellon Stock Index Fund, Inc. – Initial Shares (Manager: BNY Mellon Investment Adviser, Inc.).; Sub-Investment Advisor: Mellon Investments Corporation	0.26%	28.40%	18.17%	16.26%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2021)
			1 year	5 year	10 year
The fund seeks long-term capital appreciation.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares (Manager: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Newton Investment Management Limited).	0.67%[4]	27.00%	18.49%	15.59%
High long-term total return through growth and current income	Calamos® Advisors Trust, Calamos Growth and Income Portfolio (Manager: Calamos Advisors LLC).	1.20%	21.40%	15.56%	11.57%
Growth of capital	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2) (formerly Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2)) (Manager: Columbia Management Investment Advisers, LLC.).	1.09%[4]	16.27%	19.81%	15.25%
Long-term capital appreciation	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2) (Manager: Columbia Management Investment Advisers, LLC.).	1.23%[4]	38.68%	31.09%	23.86%
Long-term capital growth	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (Manager: Columbia Management Investment Advisers, LLC.).	1.10%[4]	30.62%	10.30%	12.72%
Achieve high current income and moderate capital appreciation	Federated Hermes Insurance Series Federated Hermes Managed Volatility Fund II – P (Manager: Federated Hermes Global Investment Management Corp.; Sub-Adviser: Federated Hermes Investment Management Company).	0.98%	18.51%	9.22%	8.31%
Seek high current income	Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II – P (Manager: Federated Hermes Investment Management Company).	0.82%[4]	4.85%	5.57%	6.34%
Provide current income consistent with stability of principal and liquidity	Federated Hermes Insurance Series Federated Hermes Government Money Fund II – S (Manager: Federated Hermes Investment Management Company).	0.63%[4]	0.00%	0.68%	0.34%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2021)
			1 year	5 year	10 year
Long-term capital appreciation	Fidelity® Variable Insurance Products Contrafund® Portfolio – Service Class 2 (Manager: Fidelity Management & Research Company (FMR); Sub-Advisors: FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund).	0.85%	27.51%	19.87%	16.35%
High total return (Principal preservation is a secondary objective)	Fidelity® Variable Insurance Products Freedom Income Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.60%	3.03%	6.08%	4.88%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2010 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.67%	5.60%	8.18%	7.40%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2015 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.71%	7.39%	9.36%	8.16%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2020 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.75%	9.26%	10.41%	8.98%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2025 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.78%	10.55%	11.24%	9.97%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2030 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.82%	12.07%	12.48%	10.81%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2035 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.87%	15.18%	13.98%	11.97%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2040 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.90%	17.50%	14.72%	12.39%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2045 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.90%	17.53%	14.72%	12.49%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2050 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.90%	17.51%	14.72%	12.55%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2021)
			1 year	5 year	10 year
High total return	Franklin Templeton Variable Insurance Products Trust, Franklin Global Real Estate VIP Fund – Class 2 (Manager: Franklin Templeton Institutional, LLC).	1.20%[4]	26.79%	8.62%	8.65%
Long-term capital growth	Franklin Templeton Variable Insurance Products Trust, Franklin Small-Mid Cap Growth VIP Fund – Class 2 (Manager: Franklin Advisers, Inc.).	1.08%	10.01%	20.84%	15.70%
Long-term capital appreciation	Franklin Templeton Variable Insurance Products Trust, Templeton Developing Markets VIP Fund – Class 2 (Manager: Templeton Asset Management Ltd.).	1.44%[4]	-5.74%	10.60%	4.84%
Long-term capital growth	Franklin Templeton Variable Insurance Products Trust, Templeton Foreign VIP Fund – Class 2 (Manager: Templeton Investment Counsel, LLC).	1.11%[4]	4.16%	2.71%	4.00%
Capital appreciation (Achieving current income by investing primarily in equity securities is a secondary objective)	JPMorgan Insurance Trust Mid Cap Value Portfolio – Class 1 Shares (Manager: J.P. Morgan Investment Management Inc.).	0.76%	29.88%	10.63%	12.99%
Capital growth over the long term	JPMorgan Insurance Trust Small Cap Core Portfolio – Class 1 Shares (Manager: J.P. Morgan Investment Management Inc.).	0.80%	21.38%	11.77%	14.01%
Provide high total return from a portfolio of selected equity securities	JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares (Manager: J.P. Morgan Investment Management Inc.).	0.74%	29.34%	19.63%	17.47%
Capital appreciation	MFS® Variable Insurance Trust, MFS® Growth Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.71%[4]	23.53%	24.87%	19.33%
Capital appreciation	MFS® Variable Insurance Trust, MFS® Research Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.78%[4]	24.80%	17.94%	15.64%
Total return with an emphasis on current income, but also considering capital appreciation	MFS® Variable Insurance Trust, MFS® Total Return Bond Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.53%[4]	-0.81%	4.14%	3.65%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2021)
			1 year	5 year	10 year
Total return	MFS® Variable Insurance Trust, MFS® Total Return Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.61%[4]	14.12%	9.84%	9.59%
Total return	MFS® Variable Insurance Trust, MFS® Utilities Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.78%[4]	14.09%	11.89%	9.93%
Total return with an emphasis on high current income, but also considering capital appreciation	MFS® Variable Insurance Trust II MFS® Income Portfolio – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.75%[4]	0.47%	5.01%	4.61%
Provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares (Manager: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.75%	8.57%	6.48%	5.29%
Capital appreciation with less volatility than the equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares (Manager: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.74%	12.59%	8.29%	6.15%
Capital appreciation with less volatility than the equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares (Manager: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.74%	11.06%	7.64%	6.09%

4 Denotes Fund Portfolio and their investment adviser have entered into temporary expense reimbursements and/or fee waivers. See the prospectus for the Fund Portfolio for further information.

If you elect the Five PlusSM Guaranteed Minimum Withdrawal Benefit you must allocate your premiums and Contract Value among the Designated Subaccounts on and after the rider effective date.  Allocation percentages must be whole percentages only and the total allocation percentages in the Designated Subaccounts must equal 100%.
The table below lists available Subaccount.
Designated Subaccount	GMWB Rider with a Rider Effective Date before May 29, 2012	GMWB Rider with a Rider Effective Date of May 29, 2012, or after
American Funds Insurance Series® Managed Risk Asset Allocation Fund – Class P2 Shares	✓	✓
American Funds Insurance Series® Managed Risk Washington Mutual Investors FundSM – Class P2 Shares	✓	✓
American Funds Insurance Series® Managed Risk Growth Fund – Class P2 Shares	✓	✓
American Funds Insurance Series® Managed Risk Growth-Income Fund – Class P2 Shares	✓	✓
American Funds Insurance Series® Managed Risk International Fund – Class P2 Shares	✓	✓
Fidelity® VIP Freedom 2010 PortfolioSM – Service Class 2	✓
Fidelity® VIP Freedom 2015 PortfolioSM – Service Class 2	✓
Fidelity® VIP Freedom 2020 PortfolioSM – Service Class 2	✓
Fidelity® VIP Freedom Income PortfolioSM – Service Class 2	✓
TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares	✓	✓
TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares	✓	✓
TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares	✓	✓

To learn more about the Contract and the Separate Account, you should read the Prospectus and Statement of Additional Information (SAI) dated the same date as this Summary Prospectus. For a free copy of the Prospectus or SAI and to request other information about the Contract, please call 1-800-616-3670 or by writing to us at Kansas City Life Insurance Company, 3520 Broadway, P.O. Box 219364, Kansas City, Missouri 64121-9364.

The Prospectus and SAI, both dated May 1, 2021, have been filed with the SEC and are incorporated by reference into this Summary Prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the Prospectus, the SAI, and other information about Us and the Contract. Information about Us and the Contract (including the Prospectus and SAI) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by electronic request at the email address maintained by the SEC (publicinfo@sec.gov).  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Investment Company Act of 1940 Registration File No. 811-08994
Contract Identifier C000088753

3520 Broadway
Kansas City, Missouri 64111
Kansas City Life’s Century II Variable Product Series is distributed by Sunset Financial Services, Inc., a wholly owned subsidiary of Kansas City Life Insurance Company.